Revenue Recognition - Remaining Performance Obligations (Details) $ in Millions	Sep. 30, 2026 USD ($)
U.S. Government
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 7,400
Municipalities and Commercial
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 512